Annual Fund Operating Expenses	Apr. 30, 2026
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	0.52%
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	0.77%
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Expenses (as a percentage of Assets)	0.67%
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	0.53%
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	0.78%
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.14%	[3]
Expenses (as a percentage of Assets)	0.68%
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[4]
Expenses (as a percentage of Assets)	0.52%
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[4]
Expenses (as a percentage of Assets)	0.77%
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%	[4]
Expenses (as a percentage of Assets)	0.67%
Global Atlantic BlackRock Disciplined International Core Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[5]
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	0.84%
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%	[5]
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	1.09%
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.28%	[5]
Acquired Fund Fees and Expenses	0.05%	[6]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.09%)	[7]
Net Expenses (as a percentage of Assets)	0.99%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.69%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.94%
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.84%
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[9]
Expenses (as a percentage of Assets)	0.60%
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%	[9]
Expenses (as a percentage of Assets)	0.85%
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.15%	[9]
Expenses (as a percentage of Assets)	0.75%
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[10]
Expenses (as a percentage of Assets)	0.66%
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[10]
Expenses (as a percentage of Assets)	0.91%
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%	[10]
Expenses (as a percentage of Assets)	0.81%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[11]
Expenses (as a percentage of Assets)	0.52%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[11]
Expenses (as a percentage of Assets)	0.77%
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.34%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.18%	[11]
Expenses (as a percentage of Assets)	0.67%

[1]	The "Other Expenses" for Class III shares are based on estimated amounts.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The "Other Expenses" for Class III shares are based on estimated amounts.
[4]	The "Other Expenses" for Class III shares are based on estimated amounts.
[5]	The "Other Expenses" for Class III shares are based on estimated amounts.
[6]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[7]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until May 1, 2027, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.79%, 1.04%, and 0.94% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.
[8]	The "Other Expenses" for Class III shares are based on estimated amounts.
[9]	The "Other Expenses" for Class III shares are based on estimated amounts.
[10]	The "Other Expenses" for Class III shares are based on estimated amounts.
[11]	The "Other Expenses" for Class II and Class III shares are based on estimated amounts.